Intangible and EIP Receivable (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Apr. 30, 2015	Dec. 31, 2017	Dec. 31, 2018
EIP Option on Intangible [Member]
Disclosure of detailed information about intangible assets [line items]
Loss incurred		$ 469
Annual option payments		250
Increase in intangible			$ 21,055
EIP Option on Intangible [Member] | Land [Member]
Disclosure of detailed information about intangible assets [line items]
Initial recognition		2,320
EIP Option on Intangible [Member] | Cash [Member]
Disclosure of detailed information about intangible assets [line items]
Initial recognition		$ 810
EIP Minnesota Option on Intangible [Member]
Disclosure of detailed information about intangible assets [line items]
Maturity date	Feb. 28, 2017
EIP Receivable Discount Rate	9.75%
EIP Receivable Recovery Period	15 years
EIP Receivable Initial Recognition	$ 564
Loss incurred	$ 1,324